20. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes by geographic locations
	2020	2019	2018
United States	$(7,525)	$(4,926)	$(6,946)
Foreign Countries	1,718	(10,130)	1,141
	$(5,807)	$(15,056)	$(5,805)

Schedule of provision for income taxes
	2020	2019	2018
Current tax:
Federal tax	$–	$–	$–
State tax	12	7	7
Foreign countries	827	275	408
Total current tax	839	282	415
Deferred tax:
Federal tax	$(22)	(9)	15
State tax	–	(4)	–
Foreign countries	(359)	(177)	(98)
Total deferred tax	(381)	(190)	(83)
Total provision for income taxes	$458	$92	$332

Schedule of reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate of 35% to pre-tax (loss) income before provision for income taxes
	2020	2019	2018
Provision for income taxes at U.S. Federal statutory rate	$(1,219)	$(3,161)	$(1,219)
State taxes, net of federal benefit	(411)	(944)	(168)
Foreign taxes at different rate	458	314	902
Non-deductible expenses	211	(936)	(231)
Tax law changes	–	–	188
Valuation allowance	2,150	6,463	45,870
Other	(743)	(209)	–
Disposition of subsidiaries	–	–	(45,193)
Share Based Compensation	12	12	579
Gain on debt modification	–	–	(396)
Reversal of tax penalty	–	(1,447)	–
	$458	$92	$332

Schedule of deferred tax assets and liabilities
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$78,319	$77,101
Temporary differences due to accrued warranty costs	138	467
Investment in subsidiaries	4,459	3,670
Credits	16	16
Allowance for bad debts	1,545	1,502
Fair value adjustment arising from subsidiaries acquisition	29	806
Stock compensation	820	858
Unrealized loss on derivatives	5,109	5,095
Unrealized investment loss	4,390	5,409
Impairment of property, plant and equipment, and project assets	541	1,464
Other temporary differences	6,841	3,646
Valuation allowance	(102,125)	(99,976)
Total deferred tax assets	82	58
Deferred tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	(3,966)	(3,227)
Other	–	(279)
Total deferred tax liabilities	(3,966)	(3,506)
Net deferred tax liabilities	$(3,884)	$(3,448)